Annual Total Returns - FidelityContrafund-KPRO - FidelityContrafund-KPRO - Fidelity Contrafund - Fidelity Contrafund - Class K	Mar. 01, 2025
Bar Chart Table:
Annual Return 2015	6.55%
Annual Return 2016	3.48%
Annual Return 2017	32.34%
Annual Return 2018	(2.07%)
Annual Return 2019	30.17%
Annual Return 2020	32.68%
Annual Return 2021	24.42%
Annual Return 2022	(28.22%)
Annual Return 2023	39.47%
Annual Return 2024	36.05%